Bank Borrowings (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY
Debt Instrument [Line Items]
Short-term	$ 172,767	1,057,333	1,162,372	[1]
Long-term, current portion	34,156	209,032	467,204	[1]
Debt, current	206,923	1,266,365	1,629,576
Long-term, non-current portion	411,876	2,520,680	2,285,106	[1]
Total bank borrowings	$ 618,799	3,787,045	3,914,682

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.